Trade and Other Receivables	12 Months Ended
Mar. 31, 2020
Trade And Other Current Receivables [Abstract]
Trade and other receivables

5.	Trade and other receivables:

	March 31,	March 31,
	2020	2019

Trade receivables	$8,836,645	$4,889,612
Sales taxes receivable	747,061	697,561
Accrued and other receivables	1,190,640	136,487
Tax credits receivable	14,336	49,685
Grants receivables	4,889	33,043
	$10,793,571	$5,806,388

The Corporation’s exposure to credit and foreign exchange risks related to trade and other receivables is presented in note 20 (b).